Not FDIC Insured May Lose Value No Bank Guarantee
711-Q3PH

Schedule of Investments
(unaudited)
Templeton Developing Markets Trust 2
Notes to Schedule of Investments 6

Templeton Developing Markets Trust
Schedule of Investments (unaudited), September 30, 2023
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 91.5%
Brazil 1.8%
TOTVS SA ..................... Software 539,193 $ 2,896,177
Vale SA ........................ Metals & Mining 1,143,447 15,372,739
18,268,916
Cambodia 0.2%
a
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 4,867,563 2,340,582
Chile 0.8%
Banco Santander Chile, ADR ....... Banks 466,531 8,556,178
China 26.2%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 4,598,737 49,861,956
a
Alibaba Group Holding Ltd., ADR .... Broadline Retail 31,492 2,731,616
a
Baidu, Inc., A .................... Interactive Media & Services 1,029,258 17,323,656
Beijing Oriental Yuhong Waterproof
Technology Co. Ltd., A ........... Construction Materials 1,160,600 4,271,308
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 24,460,193 12,050,910
Chervon Holdings Ltd. ............. Household Durables 567,939 1,700,764
China Merchants Bank Co. Ltd., H .... Banks 4,283,183 17,782,657
China Resources Cement Holdings Ltd. Construction Materials 12,788,284 3,269,150
China Resources Land Ltd. ......... Real Estate Management & Development 627,857 2,493,387
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 4,493,516 2,927,411
a,b
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 232,541 7,039,016
c
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 3,749,927 1,680,340
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 3,669,500 13,624,627
b
Haier Smart Home Co. Ltd., D ....... Household Durables 3,600,235 4,209,622
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 3,251,711 4,025,891
JD.com, Inc., A .................. Broadline Retail 54,528 793,344
a,c
Meituan Dianping , B, 144A, Reg S ... Hotels, Restaurants & Leisure 550,531 7,969,847
NetEase , Inc. ................... Entertainment 506,907 10,164,444
Ping An Bank Co. Ltd., A ........... Banks 3,281,113 5,059,875
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 1,922,987 10,906,852
a
Prosus NV ..................... Broadline Retail 942,816 27,779,730
Tencent Holdings Ltd. ............. Interactive Media & Services 813,831 31,548,319
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 539,976 3,445,047
Uni -President China Holdings Ltd. .... Food Products 11,065,801 7,772,218
Weifu High-Technology Group Co. Ltd.,
B ........................... Automobile Components 1,230,263 1,520,689
a,c
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 2,942,876 17,104,124
269,056,800
Hong Kong 1.8%
Techtronic Industries Co. Ltd. ....... Machinery 1,893,805 18,282,595
Hungary 1.2%
Richter Gedeon Nyrt . ............. Pharmaceuticals 509,557 12,335,580
India 13.0%
ACC Ltd. ....................... Construction Materials 252,805 6,110,170
Bajaj Holdings & Investment Ltd. ..... Financial Services 94,400 8,069,711
Federal Bank Ltd. ................ Banks 4,488,923 7,935,018
HDFC Bank Ltd. ................. Banks 1,055,245 19,354,560
Hindalco Industries Ltd. ............ Metals & Mining 492,660 2,908,189

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India (continued)
ICICI Bank Ltd. .................. Banks 4,976,953 $ 57,024,249
Infosys Ltd. ..................... IT Services 795,141 13,665,779
a
One 97 Communications Ltd. ....... Financial Services 864,181 8,902,429
a
PB Fintech Ltd. .................. Insurance 279,820 2,570,736
a
Zomato Ltd. .................... Hotels, Restaurants & Leisure 5,511,894 6,713,992
133,254,833
Indonesia 0.8%
Astra International Tbk . PT ......... Industrial Conglomerates 19,221,051 7,720,324
Mexico 2.0%
Grupo Financiero Banorte SAB de CV,
O ........................... Banks 2,201,689 18,455,881
a,c
Nemak SAB de CV, 144A, Reg S .... Automobile Components 8,825,323 1,696,189
20,152,070
Peru 0.5%
b
Intercorp Financial Services, Inc. ..... Banks 212,707 4,790,162
Philippines 0.4%
BDO Unibank , Inc. ............... Banks 1,693,820 4,235,222
Russia 0.0%
†
d
LUKOIL PJSC ................... Oil, Gas & Consumable Fuels 414,906 —
d
Sberbank of Russia PJSC .......... Banks 5,058,740 —
—
South Africa 0.7%
Netcare Ltd. .................... Health Care Providers & Services 10,545,093 7,519,359
South Korea 19.8%
Doosan Bobcat, Inc. .............. Machinery 251,894 9,485,770
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 248,619 6,627,021
KT Skylife Co. Ltd. ............... Media 452,147 1,997,761
L&F Co. Ltd. .................... Electronic Equipment, Instruments &
Components 15,561 1,981,387
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 220,902 6,044,417
LG Chem Ltd. ................... Chemicals 8,617 3,147,776
LG Corp. ....................... Industrial Conglomerates 435,642 27,018,422
NAVER Corp. ................... Interactive Media & Services 225,575 33,649,610
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,137,210 57,359,107
Samsung Life Insurance Co. Ltd. ..... Insurance 514,647 26,711,114
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 44,744 16,870,629
Soulbrain Co. Ltd. ................ Chemicals 69,913 11,818,254
202,711,268
Switzerland 0.5%
a,c
Wizz Air Holdings plc, 144A, Reg S ... Passenger Airlines 198,153 4,624,862
Taiwan 14.4%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 3,254,742 10,498,770
MediaTek , Inc. .................. Semiconductors & Semiconductor Equipment 1,048,512 23,990,200
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 6,519,915 106,396,078
Yageo Corp. .................... Electronic Equipment, Instruments &
Components 435,637 7,099,220
147,984,268

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Thailand 2.4%
Kasikornbank PCL ............... Banks 3,814,334 $ 13,098,156
Kiatnakin Phatra Bank PCL ......... Banks 2,196,220 3,308,851
Star Petroleum Refining PCL ........ Oil, Gas & Consumable Fuels 14,348,828 3,550,760
Thai Beverage PCL ............... Beverages 11,521,792 4,842,338
24,800,105
United Arab Emirates 0.6%
Emirates Central Cooling Systems Corp. Water Utilities 10,965,816 5,629,745
United Kingdom 1.2%
Unilever plc ..................... Personal Care Products 257,949 12,758,866
United States 3.2%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 240,807 16,312,266
Genpact Ltd. .................... Professional Services 468,131 16,946,342
33,258,608
Total Common Stocks (Cost $841,387,169) .....................................
938,280,343
a
Preferred Stocks 6.9%
Brazil 6.9%
Banco Bradesco SA, ADR .......... Banks 6,459,812 18,410,464
Itau Unibanco Holding SA, ADR ..... Banks 3,701,639 19,877,802
e
Petroleo Brasileiro SA, 22.12% ...... Oil, Gas & Consumable Fuels 4,736,053 32,637,093
70,925,359
Total Preferred Stocks (Cost $73,557,737) ......................................
70,925,359
a a a a a
Escrows and Litigation Trusts 0.0%
†
a,d
Hemisphere Properties India Ltd.,
Escrow Account ................ 395,958 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $914,944,906) ...............................
1,009,205,702
Short Term Investments 2.0%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.0%
United States 2.0%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 20,637,755 20,637,755
Total Money Market Funds (Cost $20,637,755) ..................................
20,637,755

Templeton Developing Markets Trust
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 8 .
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 5.019% ......... 29,940 $ 29,940
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$29,940) ....................................................................
29,940
a a a a a
Total Short Term Investments (Cost $20,667,695 ) ................................
20,667,695
a a a
Total Investments (Cost $935,612,601) 100.4% ..................................
$1,029,873,397
Other Assets, less Liabilities (0.4)% ...........................................
(3,759,896)
Net Assets 100.0% ...........................................................
$1,026,113,501
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at September 30, 2023.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2023, the aggregate value of these securities was $33,075,362, representing 3.2% of net assets.
d
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Developing Markets Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Templeton Developing Markets Trust (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as “market level fair value”). See the Fair Value Measurements note for more information.

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2023, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2023, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Developing Markets Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $5,916,597 $158,121,574 $(143,400,416) $— $— $20,637,755 20,637,755 $861,007
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.019% $— $675,078 $(645,138) $— $— $29,940 29,940 $576
Total Affiliated Securities ... $5,916,597 $158,796,652 $(144,045,554) $— $— $20,667,695 $861,583
2. Financial Instrument Valuation
(continued)

Templeton Developing Markets Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Developing Markets Trust
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 18,268,916 $ — $ — $ 18,268,916
Cambodia ............................ — 2,340,582 — 2,340,582
Chile ................................ 8,556,178 — — 8,556,178
China ............................... 26,898,283 242,158,517 — 269,056,800
Hong Kong ........................... — 18,282,595 — 18,282,595
Hungary ............................. 12,335,580 — — 12,335,580
India ................................ — 133,254,833 — 133,254,833
Indonesia ............................ — 7,720,324 — 7,720,324
Mexico .............................. 20,152,070 — — 20,152,070
Peru ................................ 4,790,162 — — 4,790,162
Philippines ............................ — 4,235,222 — 4,235,222
Russia ............................... — — —
a
—
South Africa ........................... 7,519,359 — — 7,519,359
South Korea .......................... — 202,711,268 — 202,711,268
Switzerland ........................... — 4,624,862 — 4,624,862
Taiwan ............................... — 147,984,268 — 147,984,268
Thailand ............................. — 24,800,105 — 24,800,105
United Arab Emirates .................... — 5,629,745 — 5,629,745
United Kingdom ........................ — 12,758,866 — 12,758,866
United States .......................... 33,258,608 — — 33,258,608
Preferred Stocks ........................ 70,925,359 — — 70,925,359
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ..................... 20,667,695 — — 20,667,695
Total Investments in Securities ........... $223,372,210 $806,501,187
c
$— $1,029,873,397
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian financial instruments held by the Fund had little or no value at  September 30, 202 3.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $806,501,187, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.